                     [Letterhead of Greenberg Traurig, LLP]

ANTHONY J. MARSICO
(212) 801-9362
MARSICOA@GTLAW.COM                                            April 22, 2005

BY EDGAR TRANSMISSION AND
AND FEDERAL EXPRESS
-------------------

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Donald C. Hunt, Esq.
           Mail Stop 80-10

               Re:  Wireless Telecom Group, Inc.
                    Revised Preliminary Proxy Materials
                    on Schedule 14A (File No. 001-11916)

Ladies and Gentlemen:

     On behalf of Wireless Telecom Group, Inc., a New Jersey corporation (the
"Registrant"), we transmit herewith for filing with the Securities and Exchange
Commission (the "Commission"), pursuant to Rule 101(a)(iii) of Regulation S-T under the Commission's Electronic Data Gathering and Retrieval System and
Section 14 of, and Rule 14a-6(a) of Regulation 14A under, the Securities
Exchange Act of 1934, as amended (the "Exchange Act"), the following revised preliminary proxy materials ("Amendment No. 2"):

     (i) The Registrant's Chairman's letter and notice of annual meeting relating to the Registrant's 2005 annual meeting of shareholders (the "Annual
Meeting"), the purpose of which will be for the holders of the Registrant's common stock, $0.01 par value (the "Registrant's Common Stock"), to consider and vote upon:

         (A) a proposal to approve the acquisition of all of the outstanding share capital of Willtek Communications GmbH ("Willtek") by the Registrant,
     as contemplated by the amended and restated stock purchase agreement, dated as of March 29, 2005, by and among the Registrant, Willtek and each of the shareholders of Willtek (the "Amended Stock Purchase Agreement"), resulting in Willtek becoming a wholly owned subsidiary of the Registrant, and all of the other transactions contemplated by the Amended Stock Purchase Agreement and the related agreements ancillary thereto (the "Acquisition"), including the issuance of 8,000,000 shares of the Registrant's Common Stock to the shareholders of Willtek in the Acquisition as partial consideration for all of the outstanding share capital of Willtek (the "Issuance");

Donald C. Hunt, Esq.
April 22, 2005

         (B) the election of six individuals to the Registrant's board of directors, each to serve until the next annual meeting of shareholders and until their respective successors are duly elected and qualified;

         (C) a proposal to adjourn the Annual Meeting, if necessary, to solicit additional proxies in favor of the proposal to approve the Acquisition and the Issuance; and

         (D) such other matters as may properly come before the Annual Meeting;

     (ii) The proxy statement and annexes thereto, constituting a proxy statement of the board of directors of the Registrant for use in soliciting proxies with respect to approval by the holders of the Registrant's Common Stock of the matters to be considered and voted on at the Annual Meeting; and

     (iii) A form of proxy to be furnished to the holders of the Registrant's
Common Stock in connection with the Annual Meeting (collectively, the
"Preliminary Proxy Materials").

     As previously announced and disclosed in the Registrant's Current Report on
Form 8-K filed with the Commission on March 29, 2005 (which also constituted soliciting material pursuant to Rule 14a-12 under the Exchange Act), on March
29, 2005, the Registrant, Willtek, Damany Holding GmbH, a German private limited liability corporation and the owner of approximately 19.1% of Willtek's outstanding share capital ("Damany Holding"), and Investcorp Technology
Ventures, L.P., a Cayman Islands limited partnership and the owner of approximately 80.9% of Willtek's outstanding share capital ("Investcorp", and together with Damany Holding, the "Willtek Shareholders"), entered into the
Amended Stock Purchase Agreement, which modified the terms of the stock purchase agreement, dated October 5, 2004 (the "Original Stock Purchase Agreement"),
among WTT, Willtek and the Willtek Shareholders, pursuant to which WTT agreed to acquire all of the outstanding share capital of Willtek from the Willtek
Shareholders. Under the Amended Stock Purchase Agreement and related ancillary agreements, as modified, the parties agreed to amend the following key provisions of the Original Stock Purchase Agreement and related ancillary agreements:

     o   The Acquisition consideration has been reduced by eliminating the $7.0 million cash component of the purchase price, and will consist solely of 8,000,000 shares of the Registrant's common stock;

     o   The post-acquisition board representation of the Willtek Shareholders will be reduced from three directors (as originally agreed) to two directors designated by Investcorp, one of whom will be appointed
         Chairman of the Board at the closing of the Acquisition;

     o   Karabet "Gary" Simonyan, the Registrant's Chairman of the Board and
         interim Chief Executive Officer, will not resign from the Registrant's board of directors and, at the closing of the Acquisition, will be appointed non-executive Vice Chairman of the Registrant's board of directors;

Donald C. Hunt, Esq.
April 22, 2005

     o   Willtek will be required to prepare a detailed comprehensive program to permanently reduce its post-Acquisition total annual operating expenses by approximately $3.0 million per year, which must be acceptable to the
         Registrant in its sole discretion, as a condition to closing the
         Acquisition;

     o   The terms of the new loan agreement entered into on October 5, 2004 between Investcorp and Willtek have been revised, among other things, to require payment of all outstanding principal thereunder ((euro)3.5 million, or approximately $4.6 million), plus accrued but unpaid interest at the rate of 8% per year through the closing date of the
         Acquisition (as of April 30, 2005, approximately (euro)561,000, or approximately $735,000) in one lump sum on December 31, 2006, and to reduce the interest rate thereon from 8% to 4% (the Registrant has agreed to guaranty payment of any amounts payable by Willtek to
         Investcorp under the amended loan agreement);

     o   Investcorp has increased the term of its post-Acquisition "lock-up" of its pro-rata portion of the stock consideration from six months to one year;

     o   The demand and "piggyback" registration rights of the Willtek
         Shareholders will commence one year (as opposed to six months) after the closing date of the Acquisition;

     o   Investcorp has waived its right to receive cash dividends declared or set aside by the Registrant's board in respect of all of its shares of the Registrant's common stock during the period beginning on the closing date of the Acquisition and ending on December 31, 2005;

     o   The date after which either the Registrant or the Willtek Shareholders may terminate the Amended Stock Purchase Agreement without cause has been extended from March 31, 2005 to August 15, 2005; and

     o   The aggregate liability of the Willtek Shareholders for general and tax indemnification obligations to the Registrant, and the Registrant's aggregate liability for general and tax indemnification obligations to the Willtek Shareholders, in each case is reduced from $7.0 million to
         $6.0 million.

     Accordingly, in Amendment No. 2, the Registrant has revised the Preliminary
Proxy Materials to incorporate the revised transaction terms contemplated by the
Amended Stock Purchase Agreement and related ancillary agreements (as revised), including, without limitation, the foregoing, as well as appropriate revisions to, among other things, the sections titled "Background of the Acquisition,"
"Reasons for the Acquisition" and "Opinion of Capitalink, L.C." to reflect the
Registrant's board of directors' deliberative process in connection with its approval of the Acquisition, as modified, and the updated fairness opinion of
Capitalink, L.C., dated March 29, 2005, and related presentation to the
Registrant's board of directors. Amendment No. 2 also contains revisions to the section titled "Interests of WTT's Executive Officers and Directors in the
Acquisition" to reflect the Registrant's recent execution of a

Donald C. Hunt, Esq.
April 22, 2005

severance agreement with Paul Genova, the Registrant's President and Chief
Executive Officer, and the grant of incentive options to purchase 100,000 shares of the Registrant's common stock to Karabet Simonyan, the Registrant's Chairman of the Board and interim Chief Executive Officer. The Registrant has attached as
Annexes A-E to Amendment No. 2 the Amended Stock Purchase Agreement and related ancillary agreements (as amended), as well as the fairness opinion of
Capitalink, L.C. dated March 29, 2005 (replacing the former Annexes to the
Preliminary Proxy Materials).

     Moreover, due to the proximity to the Registrant's regularly scheduled annual meeting of shareholders (the last of which was held on May 21, 2004), the
Registrant has elected to include in the Preliminary Proxy Materials the proposal to approve the Acquisition and the Issuance and other related proposals
(which originally were to be considered and voted on by the Registrant's shareholders at a special meeting to be held specifically for that purpose), together with a proposal to elect six individuals to serve as directors of the
Registrant, in connection with the solicitation of proxies by the Registrant's board of directors for use at the Registrant's upcoming Annual Meeting. The
Registrant has established June 24, 2005 as the date of the Annual Meeting, and the close of business on May 5, 2005 as the record date for determining holders of record of the Registrant's common stock entitled to notice of, and to vote at, the Annual Meeting, in accordance with applicable law and the rules and regulations of the American Stock Exchange. Therefore, Amendment No. 2 also contains revisions in accordance with the foregoing.

     Finally, Amendment No. 2 is also responsive to each of the comments received from the Commission's staff (the "staff") by letter dated March 15,
2005 (the "Comment Letter") with respect to Amendment No. 1 to the Preliminary
Proxy Materials filed with the Commission on March 7, 2005 ("Amendment No. 1").
For the staff's convenience, the staff's comments have been restated below in bold type (the numbers thereof corresponding to the numbers of the staff's comments contained in the Comment Letter) and the responses to each comment appear immediately below such comment.

     Pursuant to Rule 14a-6(e)(1) under the Exchange Act, the revised
Preliminary Proxy Materials contained in Amendment No. 2 have been clearly marked "Preliminary Copies". Pursuant to Rule 14a-6(d) under the Exchange Act, definitive copies of the revised Preliminary Proxy Materials filed herewith are intended to be released to the holders of the Registrant's Common Stock entitled to vote at the Annual Meeting at the earliest practicable date after May 5,
2005, the record date for the Annual Meeting.

     A filing fee in the amount of $5,992, calculated by the Registrant in accordance with Rules 14a-6(i)(1) and 0-11 under the Exchange Act, was sent by wire transfer on January 10, 2005 to the Commission's U.S. Treasury lockbox depositary account maintained at Mellon Bank N.A. (Receiving Bank ABA No.
043000261) in connection with the original filing of the Preliminary Proxy
Materials with the Commission on January 11, 2005.

     Courtesy copies of this letter and of Amendment No. 2, together with all
Annexes thereto and supplemental staff information (including two copies of the updated presentation to the Registrant's board of directors by Capitalink, L.C.
in connection with the delivery of its fairness

Donald C. Hunt, Esq.
April 22, 2005

opinion dated March 29, 2005), are being concurrently provided via Federal
Express overnight delivery directly to the attention of Donald C. Hunt, Esq.
Pursuant to Rule 14a-6(h) under the Exchange Act, two marked copies of Amendment
No. 2, which highlight the changes made to Amendment No. 1, are being provided to Mr. Hunt via Federal Express as well.

                            PRELIMINARY SCHEDULE 14A

INDEMNIFICATION PROVISIONS - PAGE 6
-----------------------------------

1.   WE NOTE YOUR RESPONSE TO PRIOR COMMENT 9. REVISE TO DISCLOSE THE PERCENTAGE
     OF YOUR REVENUES GENERATED BY PRODUCTS THAT ARE SUBJECT TO IP ALLEGATIONS.

     The Registrant has revised the disclosure under the heading
"Indemnification Provisions" in the Summary Term Sheet on page 7 of Amendment
No. 2 to disclose the percentage of Willtek's revenues for its fiscal year ended
March 31, 2004 and for the nine-month period ended December 31, 2004 generated by products that are subject to the IP Allegations.

NEW LOAN AGREEMENT - PAGE 7
---------------------------

2.   WE NOTE YOUR RESPONSE TO PRIOR COMMENT 11. YOU STATE ON PAGES 8 AND 85 THAT
     WILLTEK ENTERED INTO THE NEW LOAN AGREEMENT, IN PART, "TO EXTEND THE
     MATURITY DATE OF THE EXISTING LOAN." PLEASE RECONCILE THIS WITH THE FACT
     THAT THE NEW LOAN AGREEMENT ACTUALLY ACCELERATES THE REPAYMENT FOR MOST OF
     THE LOAN BALANCE BECAUSE IT ESTABLISHES INSTALLMENT PAYMENT DATES THAT
     COMMENCE ON MARCH 31, 2006. CLARIFY THAT ONLY THE FINAL INSTALLMENT PAYMENT
     EXTENDS BEYOND THE MATURITY DATE CONTAINED IN THE PREVIOUS LOAN AGREEMENT.

     As set forth above, the terms of the new loan agreement entered into on
October 5, 2004 between Investcorp and Willtek have been revised, among other things, to require payment of all outstanding principal thereunder ((euro)3.5 million, or approximately $4.6 million), plus accrued but unpaid interest at the rate of 8% per year through the closing date of the Acquisition (as of February
28, 2005, approximately (euro)478,000, or approximately $634,000) in one lump sum on December 31, 2006, and to reduce the interest rate thereon from 8% to 4%.
Therefore, the Registrant has revised the disclosure under the section titled
"Amended and Restated Loan Agreement" in the Summary Term Sheet (page 9 of
Amendment No. 2) and under the section titled "Other Agreements Related to the
Acquisition--Amended and Restated Loan Agreement" (page 96 of Amendment No. 2)
accordingly.

3.   REVISE YOUR DISCLOSURE TO STATE, IF TRUE, THAT YOU BELIEVE THE TERMS OF THE
     NEW LOAN AGREEMENT WITH INVESTCORP ARE NO LESS FAVORABLE THAN LOAN TERMS
     AVAILABLE FROM AN INDEPENDENT THIRD PARTY.

     The Registrant has revised the disclosure under the section titled "Amended and Restated Loan Agreement" in the Summary Term Sheet (page 9 of Amendment No.
2) and under the section titled "Other Agreements Related to the
Acquisition--Amended and Restated Loan Agreement" (page 96 of Amendment No. 2)
to state that it believes the terms of the amended

Donald C. Hunt, Esq.
April 22, 2005

loan agreement with Investcorp are no less favorable than loan terms available from an independent third party.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
--------------------------------------------------------------------------
OPERATIONS OF WTT - PAGE 90
---------------------------

CRITICAL ACCOUNTING POLICIES - PAGE 90
--------------------------------------

VALUATION OF LONG-LIVED ASSETS - PAGE 91
----------------------------------------

4.   WE NOTE YOUR RESPONSE TO PRIOR COMMENT 36 AND WE ALSO SEE YOUR REVISED
     DISCLOSURE FOR VALUATION OF LONG-LIVED ASSETS. WE BELIEVE YOUR REVISED
     DISCLOSURE IS VAGUE AND DOES NOT PROVIDE SUFFICIENT INFORMATION FOR THE
     READER TO UNDERSTAND THE ESTIMATES RELATING TO VALUATION OF LONG-LIVED
     ASSETS. REVISE TO CLEARLY DESCRIBE THE FACTORS YOU CONSIDER IN PERFORMING
     YOUR ANALYSIS. FOR EXAMPLE, YOU STATE THAT YOU CONSIDER "MANAGEMENT'S
     ANNUAL REVIEW OF GOODWILL." REVISE TO DESCRIBE IN DETAIL WHAT INFORMATION
     YOU USE FROM THE ANNUAL REVIEW OF GOODWILL. REVISE TO ALSO DISCUSS THE
     ESTIMATES INVOLVED IN YOUR ANALYSIS AND WHY THOSE ESTIMATES BEAR THE RISK
     OF CHANGE. CONSIDER ADDING DISCLOSURES OF SIGNIFICANT ASSUMPTIONS USED IN
     YOUR ANALYSIS, INCLUDING, AMONG OTHERS, PROJECTED ANNUAL GROWTH RATES AND
     DISCOUNT RATES. FINALLY, EXPAND YOUR DISCLOSURE TO DISCUSS HOW YOU ANALYZE
     AND ESTIMATE WHAT THE "FUTURE BENEFIT TO THE COMPANY" WILL BE.

     The Registrant has revised its disclosure under the heading "Management's
Discussion and Analysis of Financial Condition and Results of
Operations--Critical Accounting Policies--Valuation of long-lived assets" on page 102 of Amendment No. 2 to clearly describe the factors it considers in performing its analysis in accordance with the staff's suggestions in Comment
No. 4 above.

RESULTS OF OPERATIONS - PAGE 91
-------------------------------

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2004 COMPARED TO SEPTEMBER 30, 2003 -
-----------------------------------------------------------------------------

-------

5.   WE NOTE YOUR RESPONSE TO PRIOR COMMENT 37 AND YOUR REVISED DISCLOSURE ON
     PAGE 91. EXPAND YOUR DISCLOSURE TO DESCRIBE IN MORE DETAIL WHAT YOU MEAN BY
     "PRODUCT UPGRADES." SPECIFICALLY, CLARIFY WHETHER THESE ARE UPGRADES TO
     PRODUCTS THAT ARE ALREADY WITH CUSTOMERS, OR IF THESE ARE UPGRADES TO
     ON-HAND INVENTORY THAT HAS RESULTED IN IMPROVED SALES. ALSO, DISCUSS WHAT
     IMPACT THE PRODUCT UPGRADES WILL HAVE ON YOUR TRENDS. FOR EXAMPLE, IF THE
     PRODUCT UPGRADES CAUSED AN INCREASE IN REVENUES AS A RESULT OF UPGRADING
     EXISTING CUSTOMERS, IT WOULD SEEM THAT THE REVENUES WOULD DECLINE IN FUTURE
     PERIODS AS IT RELATES TO THESE UPGRADES.

     The Registrant has revised its disclosure under the heading "Management's
Discussion and Analysis of Financial Condition and Results of Operations--For
the Year Ended December 31, 2004 Compared to December 31, 2003" on page 102 of
Amendment No. 2 to clarify that the

Donald C. Hunt, Esq.
April 22, 2005

upgrades were made to on-hand inventory and to describe with greater clarity what the upgrades consisted of and their anticipated impact on the Registrant's trends.

6.   IN ADDITION TO THE ABOVE, TELL US WHAT IMPACT THE PRODUCT UPGRADES HAD ON
     YOUR INVENTORY OBSOLESCENCE RESERVE ANALYSIS.

     The Registrant has revised its disclosure under the heading "Management's
Discussion and Analysis of Financial Condition and Results of Operations--For
the Year Ended December 31, 2004 Compared to December 31, 2003" on page 102 of
Amendment No. 2 to state that the product upgrades had no effect on its valuation of existing inventory or the calculation of its reserve for obsolescence.

7.   WE NOTE YOUR RESPONSE TO PRIOR COMMENTS 37 AND 39 AND YOUR REVISED
     DISCLOSURES ON PAGES 91 AND 92 THAT ATTRIBUTE CHANGES IN REVENUES TO
     "GENERAL ECONOMIC CONDITIONS." WE NOTE THAT YOU ATTRIBUTE THE INCREASE IN
     REVENUES IN 2002 AND 2004 TO THESE GENERAL ECONOMIC CONDITIONS AND ALSO
     ATTRIBUTE THE DECREASE IN REVENUES IN 2003 TO GENERAL ECONOMIC CONDITIONS.
     WE BELIEVE THIS DISCLOSURE IS VAGUE AND DOES NOT PROVIDE SUFFICIENT
     INFORMATION FOR THE READER TO UNDERSTAND YOUR OPERATIONS. REVISE YOUR
     DISCLOSURES TO ADDRESS THE FOLLOWING:

     A)  DISCUSS WHAT SPECIFIC ECONOMIC CONDITIONS IMPACT YOUR BUSINESS. IF
         THERE ARE PARTICULAR PORTIONS OF THE ECONOMY, SUCH AS INTEREST RATES,
         TECHNOLOGY SPENDING, OR OTHER MATTERS THAT SPECIFICALLY IMPACT YOUR
         BUSINESS, YOU SHOULD DESCRIBE THOSE FACTORS.

     B)  IN GENERAL, ECONOMIC CONDITIONS HAVE BEEN IMPROVING OVER RECENT YEARS,
         AND THEREFORE IT IS NOT CLEAR BASED ON YOUR CURRENT DISCLOSURES WHY
         GENERAL ECONOMIC CONDITIONS CAUSED A DECREASE IN YOUR 2003 REVENUES.
         EXPAND YOUR DISCLOSURES TO ADDRESS WHY ECONOMIC CONDITIONS CAUSED A
         DECLINE IN YOUR 2003 REVENUES AT A TIME WHEN THE GENERAL ECONOMY WAS
         IMPROVING.

     C)  REVISE TO DISCUSS ANY KNOWN TRENDS THAT EXIST IN YOUR BUSINESS.

     D)  IN GENERAL, THERE ARE MANY INTERNAL FACTORS THAT CAN ALSO LEAD TO
         CHANGES IN REVENUES. AMONG THESE ARE CHANGES IN MARKETING SPENDING,
         LOSS OF CUSTOMERS, ADDITION OF SIGNIFICANT NEW CUSTOMERS. INTRODUCTION
         OF NEW PRODUCTS, ACQUISITIONS, ETC. REVISE TO DISCUSS ANY INTERNAL
         FACTORS THAT MAY HAVE IMPACTED THE CHANGES IN REVENUES BETWEEN PERIODS.

     The Registrant has amended it's disclosure under the heading "Management's
Discussion and Analysis of Financial Condition and Results of Operations--For
the Year Ended December 31, 2003 Compared to December 31, 2002" on page 103 of
Amendment No. 2 to state that the reduction in sales in 2003 was primarily due to a slight reduction in demand for passive microwave components by two foreign customers, one of which temporarily reduced its technology spending and the other no longer purchases microwave components from the

Donald C. Hunt, Esq.
April 22, 2005

company. The Registrant has deleted the phrase "general economic conditions," as it believes the revised disclosure better explains the nature of the decrease in sales.

FOR THE YEAR ENDED DECEMBER 31, 2002 COMPARED TO DECEMBER 31, 2001 - PAGE 92
----------------------------------------------------------------------------

8.   WE NOTE YOUR RESPONSE TO PRIOR COMMENT 41 AND YOUR REVISED DISCLOSURE ON
     PAGE 92. HOWEVER, YOU APPEAR TO BE DESCRIBING AN IMPROVEMENT IN GROSS
     PROFIT MARGIN, BUT THE GROSS PROFIT MARGIN DECLINED FROM 54.4% IN 2001 TO
     50.4% IN 2002. REVISE TO DISCUSS WHY YOUR GROSS PROFIT MARGIN DECLINED FROM
     2001 TO 2002.

     The Registrant has updated its disclosure under the section titled
"Management's Discussion and Analysis of Financial Condition and Results of
Operations--Results of Operations" to include a year-to-year comparison for 2004 to 2003 and, accordingly, the year-to-year comparison for 2002 to 2001 has been deleted from this section in accordance with Item 303 of Regulation S-K.

WIRELESS TELECOM GROUP, INC. CONSOLIDATED FINANCIAL STATEMENTS AS OF DECEMBER
-----------------------------------------------------------------------------
31, 2003
--------

NOTE 1 - DESCRIPTION OF COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -
--------------------------------------------------------------------------------

--------

STOCK BASED COMPENSATION - PAGE F-10
------------------------------------

9.   WE NOTE YOUR RESPONSE TO PRIOR COMMENT 52. WE CONTINUE TO REQUEST THAT YOU
     REVISE THE PRESENTATION OF THE INFORMATION TO CONFORM TO THE REQUIREMENTS
     OF PARAGRAPH 2(E) OF SFAS 148. PLEASE NOTE THIS COMMENT ALSO APPLIES TO
     YOUR INTERIM FINANCIAL STATEMENTS.

     The Registrant has revised its disclosure under the heading "Stock Based
Compensation" on page F-9 of Amendment No. 2 to conform the presentation of the information to the requirements of paragraph 2(e) of SFAS 148.

                                    * * * * *

     We respectfully bring to the staff's attention that the disclosure responsive to the staff's comments to the Registrant's information contained in the section titled "Management's Discussion and Analysis of Financial Condition
and Results of Operations" is contained in Amendment No. 1 on Form 10-K/A to the
Registrant's Annual Report on Form 10-K for its fiscal year ended December 31,
2004, which amendment was filed with the Commission on April 22, 2005.

Donald C. Hunt, Esq.
April 22, 2005

     Should any member of the staff have any questions or comments concerning this filing or the enclosed materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 2, please do not hesitate to contact the undersigned at the number indicated on the first page of this letter or Robert H. Cohen, Esq. at (212) 801-6907.

                                                   Sincerely,

                                                   /s/ Anthony J. Marsico
                                                   --------------------------
                                                   Anthony J. Marsico

cc:      Karabet Simonyan
         Paul Genova
         Hazem Ben-Gacem
         Dirk Schmuecking
         Cyrille Damany
         Eckehard Mielke
         Robert Cohen
         Carsten Flasshoff
         James Black
         Scott Salpeter
         Timothy Pickett
         Stan Kwiatkowski
         Naz Sataur
         Ralf Bostedt
         Mike Bentley